SIGNIFICANT ACCOUNTING POLICIES - Taxation (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Uncertain tax positions
Interest and penalties associated with uncertain tax positions	$ 0	$ 0	$ 0